ACCOUNTS RECEIVABLE AND ACCOUNTS RECEIVABLE – RELATED PARTY	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
ACCOUNTS RECEIVABLE AND ACCOUNTS RECEIVABLE – RELATED PARTY

6. ACCOUNTS RECEIVABLE AND ACCOUNTS RECEIVABLE – RELATED PARTY

	As of December 31, 2020	As of December 31, 2019
Accounts receivable	$172,757	$-
Accounts receivable – related party	-	520,786
Total	$172,757	$520,786